Noncontrolling Interest - Schedule of group's ownership in its subsidiary on the group's equity (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Net income (loss) attributable to DouYu's ordinary shareholders		¥ (581,883,146)	¥ 485,498,597	¥ 39,753,232
Transfers to noncontrolling interest
Decrease in DouYu's additional paid-in capital for acquisition of noncontrolling interest in Shuangsi	[1]		(2,271,492)
Decrease in DouYu's additional paid-in capital due to capital contribution from noncontrolling interest shareholder in DouYu Japan	[2]		(7,700,837)
Increase in DouYu's additional paid-in capital due to repurchase of noncontrolling interest in Gogo Glocal (Note 14)			11,171,730
Decrease in DouYu's additional paid-in capital due to vest of Gogo Glocal's noncontrolling interest restricted shares (Note 14)				(22,209,344)
Decrease in DouYu's additional paid-in capital for acquisition of shares of Gogo Glocal's noncontrolling interest				(11,107,350)
Net transfers to noncontrolling interest			1,199,401	(33,316,694)
Change from net income attribute to DouYu and transfers to noncontrolling interest		¥ (581,883,146)	¥ 486,697,998	¥ 6,436,538

[1]	In March 2020, the Group purchased 15% equity of Chengdu Shuangsi with cash consideration of RMB4,500,000. The difference between the fair value of the consideration paid and the carrying amount of the noncontrolling interest acquired was recognized in additional paid-in capital.
[2]	In April, June and November, 2020, the Group and noncontrolling interest shareholder purchased the newly issued common shares of DouYu Japan with consideration of JPY4,189,200,000 (equivalent of RMB272,248,433 ) and JPY1,610,800,000 (equivalent of RMB105,129,847 ), respectively. As a result of these transactions, the noncontrolling interest shareholder’s ownership interest increased from 14.9% to 28.9% while the Group retains its controlling financial interest in DouYu Japan. The difference between the consideration received and the amount of the noncontrolling interest was adjusted was recognized in additional paid-in capital.